Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK EXCHANGE-TRADED FUND TRUST
Entity Central Index Key	0001478482
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000158043 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Multifactor Large Cap ETF
Class Name	Multifactor Large Cap ETF
Trading Symbol	JHML
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multifactor Large Cap ETF (the fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Large Cap ETF/JHML	$16	0.29%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%
Net Assets	$ 1,031,940,141
Holdings Count | Holding	785
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,031,940,141
Total number of portfolio holdings	785
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	4.5%
Apple, Inc.	4.2%
Microsoft Corp.	3.9%
Amazon.com, Inc.	3.0%
Alphabet, Inc., Class A	2.7%
Broadcom, Inc.	1.9%
Meta Platforms, Inc., Class A	1.8%
JPMorgan Chase & Co.	1.2%
Berkshire Hathaway, Inc., Class B	1.0%
Tesla, Inc.	0.9%

Sector Composition
Information technology	27.4%
Financials	14.9%
Industrials	12.0%
Consumer discretionary	10.3%
Health care	9.6%
Communication services	8.1%
Consumer staples	4.9%
Utilities	4.0%
Energy	3.3%
Materials	2.9%
Real estate	2.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	4.5%
Apple, Inc.	4.2%
Microsoft Corp.	3.9%
Amazon.com, Inc.	3.0%
Alphabet, Inc., Class A	2.7%
Broadcom, Inc.	1.9%
Meta Platforms, Inc., Class A	1.8%
JPMorgan Chase & Co.	1.2%
Berkshire Hathaway, Inc., Class B	1.0%
Tesla, Inc.	0.9%

C000158045 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Multifactor Mid Cap ETF
Class Name	Multifactor Mid Cap ETF
Trading Symbol	JHMM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multifactor Mid Cap ETF (the fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Mid Cap ETF/JHMM	$22	0.41%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%
Net Assets	$ 4,435,286,839
Holdings Count | Holding	670
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,435,286,839
Total number of portfolio holdings	670
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Western Digital Corp.	0.6%
Ciena Corp.	0.6%
Warner Brothers Discovery, Inc.	0.6%
Vertiv Holdings Company, Class A	0.5%
Seagate Technology Holdings PLC	0.5%
The Hartford Insurance Group, Inc.	0.4%
AMETEK, Inc.	0.4%
Monolithic Power Systems, Inc.	0.4%
Entergy Corp.	0.4%
Cardinal Health, Inc.	0.4%

Sector Composition
Industrials	20.6%
Financials	15.9%
Information technology	15.1%
Consumer discretionary	10.6%
Health care	10.3%
Utilities	5.5%
Real estate	5.4%
Materials	4.9%
Consumer staples	4.3%
Energy	3.9%
Communication services	3.4%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Western Digital Corp.	0.6%
Ciena Corp.	0.6%
Warner Brothers Discovery, Inc.	0.6%
Vertiv Holdings Company, Class A	0.5%
Seagate Technology Holdings PLC	0.5%
The Hartford Insurance Group, Inc.	0.4%
AMETEK, Inc.	0.4%
Monolithic Power Systems, Inc.	0.4%
Entergy Corp.	0.4%
Cardinal Health, Inc.	0.4%

C000175540 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Multifactor Developed International ETF
Class Name	Multifactor Developed International ETF
Trading Symbol	JHMD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multifactor Developed International ETF (the fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Developed International ETF/JHMD	$21	0.39%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
Net Assets	$ 816,091,735
Holdings Count | Holding	591
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$816,091,735
Total number of portfolio holdings	591
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Vinci SA	1.6%
Novartis AG	1.4%
ASML Holding NV	1.4%
Shell PLC	1.3%
Banco Bilbao Vizcaya Argentaria SA	0.9%
BASF SE	0.9%
HSBC Holdings PLC	0.8%
E.ON SE	0.8%
Toyota Motor Corp.	0.8%
Nestle SA	0.7%

Sector Composition
Financials	23.2%
Industrials	19.4%
Consumer discretionary	9.3%
Health care	9.1%
Consumer staples	7.9%
Materials	7.7%
Information technology	6.1%
Communication services	5.6%
Utilities	5.2%
Energy	4.2%
Real estate	1.5%
Short-term investments and other	0.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Vinci SA	1.6%
Novartis AG	1.4%
ASML Holding NV	1.4%
Shell PLC	1.3%
Banco Bilbao Vizcaya Argentaria SA	0.9%
BASF SE	0.9%
HSBC Holdings PLC	0.8%
E.ON SE	0.8%
Toyota Motor Corp.	0.8%
Nestle SA	0.7%

C000194897 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Multifactor Small Cap ETF
Class Name	Multifactor Small Cap ETF
Trading Symbol	JHSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multifactor Small Cap ETF (the fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Small Cap ETF/JHSC	$23	0.42%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.42%
Net Assets	$ 613,390,089
Holdings Count | Holding	544
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$613,390,089
Total number of portfolio holdings	544
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Sandisk Corp.	0.7%
Lumen Technologies, Inc.	0.6%
Rambus, Inc.	0.6%
REVOLUTION Medicines, Inc.	0.6%
Flowserve Corp.	0.5%
Valmont Industries, Inc.	0.5%
Modine Manufacturing Company	0.5%
Armstrong World Industries, Inc.	0.5%
Dycom Industries, Inc.	0.4%
Agree Realty Corp.	0.4%

Sector Composition
Industrials	20.1%
Financials	17.2%
Information technology	16.1%
Consumer discretionary	12.8%
Health care	8.7%
Real estate	7.3%
Materials	5.3%
Utilities	4.4%
Energy	3.8%
Communication services	2.2%
Consumer staples	1.9%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Sandisk Corp.	0.7%
Lumen Technologies, Inc.	0.6%
Rambus, Inc.	0.6%
REVOLUTION Medicines, Inc.	0.6%
Flowserve Corp.	0.5%
Valmont Industries, Inc.	0.5%
Modine Manufacturing Company	0.5%
Armstrong World Industries, Inc.	0.5%
Dycom Industries, Inc.	0.4%
Agree Realty Corp.	0.4%

C000204467 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Multifactor Emerging Markets ETF
Class Name	Multifactor Emerging Markets ETF
Trading Symbol	JHEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multifactor Emerging Markets ETF (the fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Emerging Markets ETF/JHEM	$28	0.49%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.49%
Net Assets	$ 645,052,511
Holdings Count | Holding	938
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$645,052,511
Total number of portfolio holdings	938
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	4.7%
Samsung Electronics Company, Ltd.	4.4%
Tencent Holdings, Ltd.	3.9%
Alibaba Group Holding, Ltd.	3.1%
SK Hynix, Inc.	1.9%
PDD Holdings, Inc., ADR	1.4%
Reliance Industries, Ltd.	1.2%
HDFC Bank, Ltd.	1.2%
ICICI Bank, Ltd.	1.1%
Hon Hai Precision Industry Company, Ltd.	1.0%

Sector Composition
Financials	23.4%
Information technology	22.1%
Consumer discretionary	14.1%
Communication services	9.2%
Materials	7.7%
Industrials	7.3%
Energy	4.9%
Consumer staples	4.7%
Health care	2.9%
Utilities	2.8%
Real estate	0.7%
Short-term investments	0.2%

Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	4.7%
Samsung Electronics Company, Ltd.	4.4%
Tencent Holdings, Ltd.	3.9%
Alibaba Group Holding, Ltd.	3.1%
SK Hynix, Inc.	1.9%
PDD Holdings, Inc., ADR	1.4%
Reliance Industries, Ltd.	1.2%
HDFC Bank, Ltd.	1.2%
ICICI Bank, Ltd.	1.1%
Hon Hai Precision Industry Company, Ltd.	1.0%

C000226213 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Corporate Bond ETF
Class Name	Corporate Bond ETF
Trading Symbol	JHCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Corporate Bond ETF (the fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Bond ETF/JHCB	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 71,988,131
Holdings Count | Holding	131
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$71,988,131
Total number of portfolio holdings	131
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Financials	45.2%
Information technology	10.1%
Health care	9.2%
Utilities	7.9%
Industrials	7.7%
Communication services	6.9%
Energy	5.4%
Real estate	2.5%
Consumer discretionary	2.2%
Materials	1.0%
Consumer staples	0.6%
Short-term investments and other	1.3%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000227987 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Mortgage-Backed Securities ETF
Class Name	Mortgage-Backed Securities ETF
Trading Symbol	JHMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Mortgage-Backed Securities ETF (the fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mortgage-Backed Securities ETF/JHMB	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 170,839,981
Holdings Count | Holding	406
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$170,839,981
Total number of portfolio holdings	406
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	64.9%
Collateralized mortgage obligations – Commercial and residential	17.8%
Asset-backed securities	13.3%
Collateralized mortgage obligations – U.S. Government Agency	3.0%
Corporate bonds	0.3%
Short-term investments and other	0.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000232625 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Preferred Income ETF
Class Name	Preferred Income ETF
Trading Symbol	JHPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Preferred Income ETF (the fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred Income ETF/JHPI	$28	0.53%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
Net Assets	$ 122,499,474
Holdings Count | Holding	188
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$122,499,474
Total number of portfolio holdings	188
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Financials	48.5%
Utilities	27.9%
Energy	8.4%
Communication services	5.8%
Real estate	2.5%
Health care	1.1%
Information technology	0.9%
U.S. Government Agency	0.7%
Materials	0.6%
Industrials	0.3%
Consumer discretionary	0.3%
Short-term investments and other	3.0%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000237881 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. High Dividend ETF
Class Name	U.S. High Dividend ETF
Trading Symbol	JHDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock U.S. High Dividend ETF (the fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Dividend ETF/JHDV	$19	0.34%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.34%
Net Assets	$ 8,799,511
Holdings Count | Holding	74
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$8,799,511
Total number of portfolio holdings	74
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	8.5%
Microsoft Corp.	6.4%
Apple, Inc.	5.6%
Broadcom, Inc.	3.1%
United Parcel Service, Inc., Class B	2.1%
Ford Motor Company	2.1%
Vertiv Holdings Company, Class A	2.0%
Chevron Corp.	2.0%
IBM Corp.	2.0%
American Financial Group, Inc.	2.0%

Sector Composition
Information technology	37.9%
Financials	14.6%
Consumer staples	7.2%
Industrials	7.1%
Consumer discretionary	6.1%
Health care	5.9%
Energy	5.8%
Real estate	5.6%
Communication services	4.8%
Utilities	3.9%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	8.5%
Microsoft Corp.	6.4%
Apple, Inc.	5.6%
Broadcom, Inc.	3.1%
United Parcel Service, Inc., Class B	2.1%
Ford Motor Company	2.1%
Vertiv Holdings Company, Class A	2.0%
Chevron Corp.	2.0%
IBM Corp.	2.0%
American Financial Group, Inc.	2.0%

C000239874 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International High Dividend ETF
Class Name	International High Dividend ETF
Trading Symbol	JHID
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International High Dividend ETF (the fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International High Dividend ETF/JHID	$25	0.46%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.46%
Net Assets	$ 10,044,741
Holdings Count | Holding	98
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$10,044,741
Total number of portfolio holdings	98
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Rio Tinto PLC	2.2%
Fortescue, Ltd.	2.2%
Engie SA	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.1%
Svenska Handelsbanken AB, A Shares	2.0%
Power Corp. of Canada	2.0%
DBS Group Holdings, Ltd.	2.0%
Poste Italiane SpA	2.0%
ABB, Ltd.	1.9%
Generali	1.9%

Sector Composition
Financials	30.6%
Industrials	12.8%
Energy	9.0%
Health care	8.4%
Materials	8.0%
Consumer staples	7.4%
Information technology	6.1%
Real estate	5.1%
Utilities	4.6%
Consumer discretionary	4.5%
Communication services	2.2%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Rio Tinto PLC	2.2%
Fortescue, Ltd.	2.2%
Engie SA	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.1%
Svenska Handelsbanken AB, A Shares	2.0%
Power Corp. of Canada	2.0%
DBS Group Holdings, Ltd.	2.0%
Poste Italiane SpA	2.0%
ABB, Ltd.	1.9%
Generali	1.9%

C000245406 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Dynamic Municipal Bond ETF
Class Name	Dynamic Municipal Bond ETF
Trading Symbol	JHMU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Dynamic Municipal Bond ETF (the fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Municipal Bond ETF/JHMU	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 33,997,777
Holdings Count | Holding	177
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$33,997,777
Total number of portfolio holdings	177
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	12.5%
Revenue bonds	83.5%
Other revenue	19.9%
Education	13.6%
Health care	13.4%
Airport	13.2%
Development	10.8%
Water and sewer	3.3%
Transportation	3.0%
Housing	2.4%
Utilities	1.5%
Pollution	1.3%
Tobacco	0.6%
Facilities	0.5%
Short-term investments and other	4.0%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000245645 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Fundamental All Cap Core ETF
Class Name	Fundamental All Cap Core ETF
Trading Symbol	JHAC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core ETF (the fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core ETF/JHAC	$40	0.71%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.71%
Net Assets	$ 4,287,172
Holdings Count | Holding	53
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,287,172
Total number of portfolio holdings	53
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.7%
Alphabet, Inc., Class A	8.5%
Microsoft Corp.	6.5%
NVIDIA Corp.	4.0%
UnitedHealth Group, Inc.	3.8%
Lennar Corp., A Shares	3.8%
Thermo Fisher Scientific, Inc.	3.7%
Hologic, Inc.	3.6%
Cheniere Energy, Inc.	3.6%
KKR & Company, Inc.	3.1%

Sector Composition
Information technology	25.3%
Consumer discretionary	19.0%
Health care	18.1%
Communication services	12.8%
Financials	9.1%
Industrials	4.9%
Energy	3.6%
Real estate	3.3%
Consumer staples	2.0%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.7%
Alphabet, Inc., Class A	8.5%
Microsoft Corp.	6.5%
NVIDIA Corp.	4.0%
UnitedHealth Group, Inc.	3.8%
Lennar Corp., A Shares	3.8%
Thermo Fisher Scientific, Inc.	3.7%
Hologic, Inc.	3.6%
Cheniere Energy, Inc.	3.6%
KKR & Company, Inc.	3.1%

C000246920 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Select ETF
Class Name	Disciplined Value International Select ETF
Trading Symbol	JDVI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Select ETF (the fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Select ETF/JDVI	$38	0.69%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.69%
Net Assets	$ 47,761,252
Holdings Count | Holding	39
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$47,761,252
Total number of portfolio holdings	39
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Kinross Gold Corp.	4.6%
BAE Systems PLC	4.2%
Sony Group Corp.	4.2%
Novartis AG	4.0%
Sandoz Group AG	3.9%
Rio Tinto, Ltd.	3.7%
Nutrien, Ltd.	3.7%
Prosus NV	3.1%
Airbus SE	3.1%
Nordea Bank ABP	3.0%

Sector Composition
Industrials	21.8%
Financials	21.5%
Materials	14.5%
Health care	10.7%
Consumer discretionary	7.3%
Consumer staples	7.0%
Information technology	7.0%
Energy	4.6%
Communication services	4.2%
Other assets and liabilities, net	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Kinross Gold Corp.	4.6%
BAE Systems PLC	4.2%
Sony Group Corp.	4.2%
Novartis AG	4.0%
Sandoz Group AG	3.9%
Rio Tinto, Ltd.	3.7%
Nutrien, Ltd.	3.7%
Prosus NV	3.1%
Airbus SE	3.1%
Nordea Bank ABP	3.0%

C000249134 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield ETF
Class Name	High Yield ETF
Trading Symbol	JHHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock High Yield ETF (the fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield ETF/JHHY	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 61,630,826
Holdings Count | Holding	534
Investment Company Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$61,630,826
Total number of portfolio holdings	534
Portfolio turnover rate	147%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Consumer discretionary	15.2%
Communication services	13.3%
Financials	12.2%
Industrials	11.5%
Energy	10.5%
Materials	9.8%
Health care	8.3%
Information technology	6.3%
Utilities	4.1%
Consumer staples	3.7%
Real estate	3.4%
Short-term investments and other	1.7%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000255661 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Core Bond ETF
Class Name	Core Bond ETF
Trading Symbol	JHCR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Core Bond ETF (the fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond ETF/JHCR	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 14,681,857
Holdings Count | Holding	309
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$14,681,857
Total number of portfolio holdings	309
Portfolio turnover rate	68%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	39.0%
Corporate bonds	28.9%
U.S. Government	17.2%
Asset-backed securities	6.9%
Collateralized mortgage obligations – Commercial and residential	5.0%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Short-term investments and other	2.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000255662 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Core Plus Bond ETF
Class Name	Core Plus Bond ETF
Trading Symbol	JHCP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Core Plus Bond ETF (the fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Plus Bond ETF/JHCP	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Net Assets	$ 56,014,588
Holdings Count | Holding	446
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$56,014,588
Total number of portfolio holdings	446
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.7%
U.S. Government Agency	36.0%
U.S. Government	16.6%
Asset-backed securities	5.4%
Collateralized mortgage obligations – Commercial and residential	2.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Short-term investments and other	1.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000261300 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Select ETF
Class Name	Disciplined Value Select ETF
Trading Symbol	JDVL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Select ETF (the fund) for the period of August 5, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Select ETF/JDVL	$14	0.56%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.56%
Net Assets	$ 26,029,711
Holdings Count | Holding	40
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$26,029,711
Total number of portfolio holdings	40
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	4.9%
JPMorgan Chase & Co.	4.6%
Wells Fargo & Company	3.8%
Uber Technologies, Inc.	3.6%
CRH PLC	3.3%
Newmont Corp.	3.3%
Morgan Stanley	3.3%
Cencora, Inc.	3.2%
Philip Morris International, Inc.	3.1%
U.S. Foods Holding Corp.	3.1%

Sector Composition
Financials	19.5%
Industrials	15.7%
Health care	13.9%
Consumer discretionary	9.2%
Information technology	9.0%
Materials	8.1%
Consumer staples	7.3%
Communication services	5.9%
Utilities	4.8%
Energy	4.5%
Other assets and liabilities, net	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	4.9%
JPMorgan Chase & Co.	4.6%
Wells Fargo & Company	3.8%
Uber Technologies, Inc.	3.6%
CRH PLC	3.3%
Newmont Corp.	3.3%
Morgan Stanley	3.3%
Cencora, Inc.	3.2%
Philip Morris International, Inc.	3.1%
U.S. Foods Holding Corp.	3.1%

C000262811 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Senior Loan ETF
Class Name	Global Senior Loan ETF
Trading Symbol	JHLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Senior Loan ETF (the fund) for the period of August 19, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Senior Loan ETF/JHLN	$12	0.59%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.59%
Net Assets	$ 158,933,915
Holdings Count | Holding	195
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$158,933,915
Total number of portfolio holdings	195
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Industrials	17.7%
Consumer discretionary	13.6%
Information technology	10.4%
Health care	8.6%
Communication services	7.8%
Consumer staples	7.7%
Financials	7.5%
Asset-backed securities	6.5%
Energy	3.9%
Materials	2.1%
Real estate	0.9%
Utilities	0.3%
Short-term investments and other	13.0%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.